SHARE BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2024
Stockholders' Equity Note [Abstract]
Schedule of Assumptions Used to Estimate Fair Value
2024
Value of one ordinary share	$1.2
Dividend yield	0%
Expected volatility	72%
Risk-free interest rate	4.8%
Expected term	4 years